Statements of Financial Condition (USD $)	Dec. 31, 2014	Dec. 31, 2013
Trading Equity:
Unrestricted cash	$ 31,479,345	$ 38,868,711
Restricted cash	3,725,013	5,166,478
Total cash	35,204,358	44,035,189
Net unrealized gain/(loss) on open contracts	3,648,451	2,823,891
Total Trading Equity	38,852,809	46,859,080
Interest receivable	180	421
Total Assets	38,852,989	46,859,501
LIABILITIES
Redemptions payable to Limited Partners	639,973	870,773
Redemptions payable to General Partner	25,000	0
Accrued ongoing placement agent fee	59,578	0
Accrued administrative fees	59,578	0
Accrued management fees	44,683	58,353
Accrued brokerage fee	0	233,413
Total Liabilities	828,812	1,162,539
PARTNERS' CAPITAL
Limited Partners	37,608,412	45,112,052
General Partner	415,765	584,910
Total Partners' Capital	38,024,177	45,696,962
Total Liabilities and Partners' Capital	38,852,989	46,859,501
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 21.09	$ 16.27
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Trading Equity:
Unrestricted cash	25,399,264	33,438,396
Restricted cash	2,100,772	4,375,504
Total cash	27,500,036	37,813,900
Net unrealized gain/(loss) on open contracts	(1,107,556)	(1,225,581)
Total Trading Equity	26,392,480	36,588,319
Interest receivable	118	329
Total Assets	26,392,598	36,588,648
LIABILITIES
Redemptions payable	262,478	710,361
Accrued ongoing placement agent fee	41,938	0
Accrued administrative fees	41,938	0
Accrued management fees	31,454	61,142
Accrued brokerage fee	0	183,426
Total Liabilities	377,808	954,929
PARTNERS' CAPITAL
Limited Partners	25,731,841	35,145,985
General Partner	282,949	487,734
Total Partners' Capital	26,014,790	35,633,719
Total Liabilities and Partners' Capital	26,392,598	36,588,648
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 12.72	$ 10.54
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Trading Equity:
Unrestricted cash	27,472,203	32,286,024
Restricted cash	3,177,480	4,343,853
Total cash	30,649,683	36,629,877
Net unrealized gain/(loss) on open contracts	1,069,079	1,791,720
Total Trading Equity	31,718,762	38,421,597
Interest receivable	191	429
Total Assets	31,718,953	38,422,026
LIABILITIES
Redemptions payable	204,823	788,828
Accrued incentive fees	52,422	0
Accrued ongoing placement agent fee	52,189	0
Accrued administrative fees	52,189	0
Accrued management fees	39,141	47,478
Accrued brokerage fee	0	189,910
Total Liabilities	400,764	1,026,216
PARTNERS' CAPITAL
Limited Partners	30,958,035	36,905,030
General Partner	360,154	490,780
Total Partners' Capital	31,318,189	37,395,810
Total Liabilities and Partners' Capital	$ 31,718,953	$ 38,422,026
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 14.54	$ 12.22